Customer Deposits - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Deposits [Abstract]
Notice	$ 52	$ 22	$ 97	$ 43
Term	587	4	856	10
Savings	31	26	89	54
Total Interest Expense	$ 670	$ 52	$ 1,042	$ 107